Valuation and Qualifying Accounts (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Allowance for Doubtful Accounts [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Beginning of Period	$ 6,241	$ 3,750	$ 3,217
Charged to Expense	954	5,578	2,815
Charged to Other Accounts			76
Deductions	3,306	3,087	2,358
Balance at End of Period	3,889	6,241	3,750
Allowance for Returns [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Beginning of Period	1,438	2,185	2,062
Charged to Other Accounts	2,088	3,276	5,049
Deductions	1,532	4,023	4,926
Balance at End of Period	1,994	1,438	2,185
Valuation Allowance of Deferred Tax Assets [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Beginning of Period	16,673	15,167	26,465
Charged to Other Accounts	(2,517)	1,506	(11,298)
Balance at End of Period	$ 14,156	$ 16,673	$ 15,167